IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Assets
Cash and due from banks	$ 5,501	$ 6,552	$ 6,437	$ 6,308	$ 6,333	$ 6,721
Interest-bearing deposits with banks	139,744		169,930
Trading loans, securities, and other	195,002		175,770
Non-trading financial assets at fair value through profit or loss	7,528		5,869
Derivatives	89,210		78,061
Financial assets designated at fair value through profit or loss	6,508		6,417
Financial assets at fair value through other comprehensive income	116,902		93,897
Debt securities at amortized cost, net of allowance for credit losses	254,417		271,615
Securities purchased under reverse repurchase agreements	216,476		208,217
Loans
Residential mortgages	316,298		331,649
Consumer installment and other personal	234,003		228,382
Credit card	40,465		40,639
Business and government	354,225		356,973
Total loans	944,991		957,643
Allowance for loan losses	(8,613)		(8,094)
Loans, net of allowance for loan losses	936,378		949,549
Investment in Schwab	0		9,024
Goodwill	18,703		18,851
Other intangibles	3,167		3,044
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	9,711		9,837
Deferred tax assets	5,309		4,937
Amounts receivable from brokers, dealers, and clients	31,276		22,115
Other assets	28,442		28,181
Total assets	2,064,274		2,061,751
Liabilities
Trading deposits	28,761		30,412
Derivatives	83,485		68,368
Securitization liabilities at fair value	22,396		20,319
Financial liabilities designated at fair value through profit or loss	193,925		207,914
Deposits
Personal	648,504		641,667
Banks	44,949		57,698
Business and government	574,295		569,315
Total deposits, other than trading	1,267,748		1,268,680
Obligations related to securities sold short	43,553		39,515
Obligations related to securities sold under repurchase agreements	187,402		201,900
Securitization liabilities at amortized cost	13,158		12,365
Amounts payable to brokers, dealers, and clients	32,107		26,598
Insurance contract liabilities	6,922		7,169
Other liabilities	48,012		51,878
Subordinated notes and debentures	10,714		11,473
Equity	126,091		115,160
Total liabilities and equity	2,064,274		2,061,751
Off-balance sheet commitments
Total off-balance sheet commitments	371,452		371,071
Not later than one month [member]
Assets
Cash and due from banks	5,501		6,437
Interest-bearing deposits with banks	137,234		165,665
Trading loans, securities, and other	3,703		3,773
Non-trading financial assets at fair value through profit or loss	419		0
Derivatives	13,257		11,235
Financial assets designated at fair value through profit or loss	377		367
Financial assets at fair value through other comprehensive income	2,151		357
Debt securities at amortized cost, net of allowance for credit losses	1,725		1,620
Securities purchased under reverse repurchase agreements	135,050		134,310
Loans
Residential mortgages	1,498		7,502
Consumer installment and other personal	1,637		974
Credit card	0		0
Business and government	56,288		55,591
Total loans	59,423		64,067
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	59,423		64,067
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	0		0
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	31,276		22,115
Other assets	6,056		6,556
Total assets	396,172		416,502
Liabilities
Trading deposits	2,708		4,522
Derivatives	14,941		9,923
Securitization liabilities at fair value	0		0
Financial liabilities designated at fair value through profit or loss	51,291		50,711
Deposits
Personal	11,699		14,229
Banks	18,702		14,714
Business and government	22,984		23,536
Total deposits, other than trading	53,385		52,479
Obligations related to securities sold short	1,419		1,431
Obligations related to securities sold under repurchase agreements	167,674		173,741
Securitization liabilities at amortized cost	0		119
Amounts payable to brokers, dealers, and clients	31,584		26,598
Insurance contract liabilities	211		224
Other liabilities	11,657		12,396
Subordinated notes and debentures	200		0
Equity	0		0
Total liabilities and equity	335,070		332,144
Off-balance sheet commitments
Total off-balance sheet commitments	23,967		31,311
Later than one month and not later than three months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	266		23
Trading loans, securities, and other	4,631		4,852
Non-trading financial assets at fair value through profit or loss	915		2
Derivatives	13,988		12,059
Financial assets designated at fair value through profit or loss	461		251
Financial assets at fair value through other comprehensive income	8,964		7,284
Debt securities at amortized cost, net of allowance for credit losses	5,076		4,237
Securities purchased under reverse repurchase agreements	34,602		35,360
Loans
Residential mortgages	7,644		11,817
Consumer installment and other personal	3,621		1,758
Credit card	0		0
Business and government	19,021		15,405
Total loans	30,286		28,980
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	30,286		28,980
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	1		8
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	2,594		2,478
Total assets	101,784		95,534
Liabilities
Trading deposits	2,360		2,516
Derivatives	12,611		11,556
Securitization liabilities at fair value	785		1,004
Financial liabilities designated at fair value through profit or loss	39,269		25,295
Deposits
Personal	23,881		31,997
Banks	7,413		4,287
Business and government	29,497		24,136
Total deposits, other than trading	60,791		60,420
Obligations related to securities sold short	5,117		2,392
Obligations related to securities sold under repurchase agreements	13,944		21,172
Securitization liabilities at amortized cost	436		589
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	402		448
Other liabilities	9,744		14,478
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	145,459		139,870
Off-balance sheet commitments
Total off-balance sheet commitments	31,678		28,290
Later than three months and not later than six months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	179		0
Trading loans, securities, and other	4,810		6,777
Non-trading financial assets at fair value through profit or loss	184		301
Derivatives	7,218		5,501
Financial assets designated at fair value through profit or loss	340		486
Financial assets at fair value through other comprehensive income	8,840		6,250
Debt securities at amortized cost, net of allowance for credit losses	4,268		4,763
Securities purchased under reverse repurchase agreements	26,874		19,897
Loans
Residential mortgages	14,934		13,066
Consumer installment and other personal	5,445		2,509
Credit card	0		0
Business and government	18,152		10,866
Total loans	38,531		26,441
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	38,531		26,441
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	1		1
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	827		2,989
Total assets	92,072		73,406
Liabilities
Trading deposits	3,469		2,768
Derivatives	6,177		5,740
Securitization liabilities at fair value	97		328
Financial liabilities designated at fair value through profit or loss	50,315		51,967
Deposits
Personal	27,788		30,780
Banks	6,893		2,434
Business and government	12,957		11,295
Total deposits, other than trading	47,638		44,509
Obligations related to securities sold short	1,076		750
Obligations related to securities sold under repurchase agreements	1,722		2,096
Securitization liabilities at amortized cost	143		819
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	603		671
Other liabilities	6,288		7,279
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	117,528		116,927
Off-balance sheet commitments
Total off-balance sheet commitments	32,998		26,397
Later than six months and not later than nine months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	4,133		4,852
Non-trading financial assets at fair value through profit or loss	0		1,431
Derivatives	6,682		4,257
Financial assets designated at fair value through profit or loss	209		613
Financial assets at fair value through other comprehensive income	3,848		6,459
Debt securities at amortized cost, net of allowance for credit losses	9,171		6,367
Securities purchased under reverse repurchase agreements	7,746		10,119
Loans
Residential mortgages	14,054		16,074
Consumer installment and other personal	4,903		4,077
Credit card	0		0
Business and government	15,713		19,340
Total loans	34,670		39,491
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	34,670		39,491
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	12		4
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	742		556
Total assets	67,213		74,149
Liabilities
Trading deposits	2,785		2,101
Derivatives	6,213		3,319
Securitization liabilities at fair value	1,047		644
Financial liabilities designated at fair value through profit or loss	28,192		40,280
Deposits
Personal	25,494		16,971
Banks	644		16,343
Business and government	11,122		19,038
Total deposits, other than trading	37,260		52,352
Obligations related to securities sold short	583		971
Obligations related to securities sold under repurchase agreements	619		1,036
Securitization liabilities at amortized cost	718		438
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	603		671
Other liabilities	2,778		1,114
Subordinated notes and debentures	0		200
Equity	0		0
Total liabilities and equity	80,798		103,126
Off-balance sheet commitments
Total off-balance sheet commitments	24,136		25,256
Later than nine months and not later than one year [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	4,282		4,729
Non-trading financial assets at fair value through profit or loss	4		96
Derivatives	5,302		2,587
Financial assets designated at fair value through profit or loss	330		292
Financial assets at fair value through other comprehensive income	4,249		9,367
Debt securities at amortized cost, net of allowance for credit losses	6,259		4,072
Securities purchased under reverse repurchase agreements	9,348		5,299
Loans
Residential mortgages	17,954		4,353
Consumer installment and other personal	7,494		6,137
Credit card	0		0
Business and government	14,658		18,982
Total loans	40,106		29,472
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	40,106		29,472
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	8		12
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	2,754		367
Total assets	72,642		56,293
Liabilities
Trading deposits	2,789		3,715
Derivatives	5,836		2,783
Securitization liabilities at fair value	601		97
Financial liabilities designated at fair value through profit or loss	24,464		37,964
Deposits
Personal	18,574		19,064
Banks	0		6,954
Business and government	15,613		9,020
Total deposits, other than trading	34,187		35,038
Obligations related to securities sold short	2,066		603
Obligations related to securities sold under repurchase agreements	1,455		30
Securitization liabilities at amortized cost	186		144
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	636		705
Other liabilities	1,455		876
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	73,675		81,955
Off-balance sheet commitments
Total off-balance sheet commitments	21,179		22,460
Later than one year and not later than two years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	16,411		11,756
Non-trading financial assets at fair value through profit or loss	1,024		702
Derivatives	12,153		10,485
Financial assets designated at fair value through profit or loss	1,420		1,144
Financial assets at fair value through other comprehensive income	6,255		5,766
Debt securities at amortized cost, net of allowance for credit losses	26,019		30,513
Securities purchased under reverse repurchase agreements	527		1,722
Loans
Residential mortgages	88,138		86,112
Consumer installment and other personal	31,156		28,498
Credit card	0		0
Business and government	46,369		47,488
Total loans	165,663		162,098
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	165,663		162,098
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	80		81
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	241		373
Total assets	229,793		224,640
Liabilities
Trading deposits	4,901		5,488
Derivatives	9,483		8,800
Securitization liabilities at fair value	2,635		3,313
Financial liabilities designated at fair value through profit or loss	174		1,477
Deposits
Personal	16,462		15,120
Banks	0		0
Business and government	45,649		37,681
Total deposits, other than trading	62,111		52,801
Obligations related to securities sold short	7,278		8,303
Obligations related to securities sold under repurchase agreements	164		1,225
Securitization liabilities at amortized cost	1,447		1,843
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	1,118		1,184
Other liabilities	1,881		1,886
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	91,192		86,320
Off-balance sheet commitments
Total off-balance sheet commitments	55,016		54,215
Later than two years and not later than five years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	27,981		28,458
Non-trading financial assets at fair value through profit or loss	2,259		810
Derivatives	17,702		17,773
Financial assets designated at fair value through profit or loss	1,837		1,865
Financial assets at fair value through other comprehensive income	31,792		19,729
Debt securities at amortized cost, net of allowance for credit losses	76,363		93,429
Securities purchased under reverse repurchase agreements	63		482
Loans
Residential mortgages	120,399		132,381
Consumer installment and other personal	82,065		88,052
Credit card	0		0
Business and government	95,650		98,362
Total loans	298,114		318,795
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	298,114		318,795
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	661		562
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	304		312
Total assets	457,076		482,215
Liabilities
Trading deposits	7,330		7,566
Derivatives	15,411		12,877
Securitization liabilities at fair value	10,737		9,443
Financial liabilities designated at fair value through profit or loss	4		0
Deposits
Personal	14,013		15,590
Banks	3		3
Business and government	64,750		76,667
Total deposits, other than trading	78,766		92,260
Obligations related to securities sold short	13,851		10,989
Obligations related to securities sold under repurchase agreements	26		23
Securitization liabilities at amortized cost	4,983		4,823
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	1,745		1,656
Other liabilities	1,875		1,421
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	134,728		141,058
Off-balance sheet commitments
Total off-balance sheet commitments	175,506		175,998
Later than five years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	31,113		27,484
Non-trading financial assets at fair value through profit or loss	956		694
Derivatives	12,908		14,164
Financial assets designated at fair value through profit or loss	1,534		1,399
Financial assets at fair value through other comprehensive income	46,923		34,270
Debt securities at amortized cost, net of allowance for credit losses	125,539		126,617
Securities purchased under reverse repurchase agreements	0		0
Loans
Residential mortgages	51,677		60,344
Consumer installment and other personal	35,419		35,096
Credit card	0		0
Business and government	59,170		61,904
Total loans	146,266		157,344
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	146,266		157,344
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	3,014		3,130
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	260		153
Total assets	368,513		365,255
Liabilities
Trading deposits	2,419		1,736
Derivatives	12,813		13,370
Securitization liabilities at fair value	6,494		5,490
Financial liabilities designated at fair value through profit or loss	0		0
Deposits
Personal	2		7
Banks	1		0
Business and government	23,628		24,144
Total deposits, other than trading	23,631		24,151
Obligations related to securities sold short	10,534		12,610
Obligations related to securities sold under repurchase agreements	0		0
Securitization liabilities at amortized cost	5,245		3,590
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	769		727
Other liabilities	5,482		5,608
Subordinated notes and debentures	10,514		11,273
Equity	0		0
Total liabilities and equity	77,901		78,555
Off-balance sheet commitments
Total off-balance sheet commitments	4,971		5,146
No specific maturity [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	2,065		4,242
Trading loans, securities, and other	97,938		83,089
Non-trading financial assets at fair value through profit or loss	1,767		1,833
Derivatives	0		0
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	3,880		4,415
Debt securities at amortized cost, net of allowance for credit losses	(3)		(3)
Securities purchased under reverse repurchase agreements	2,266		1,028
Loans
Residential mortgages	0		0
Consumer installment and other personal	62,263		61,281
Credit card	40,465		40,639
Business and government	29,204		29,035
Total loans	131,932		130,955
Allowance for loan losses	(8,613)		(8,094)
Loans, net of allowance for loan losses	123,319		122,861
Investment in Schwab	0		9,024
Goodwill	18,703		18,851
Other intangibles	3,167		3,044
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	5,934		6,039
Deferred tax assets	5,309		4,937
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	14,664		14,397
Total assets	279,009		273,757
Liabilities
Trading deposits	0		0
Derivatives	0		0
Securitization liabilities at fair value	0		0
Financial liabilities designated at fair value through profit or loss	216		220
Deposits
Personal	510,591		497,909
Banks	11,293		12,963
Business and government	348,095		343,798
Total deposits, other than trading	869,979		854,670
Obligations related to securities sold short	1,629		1,466
Obligations related to securities sold under repurchase agreements	1,798		2,577
Securitization liabilities at amortized cost	0		0
Amounts payable to brokers, dealers, and clients	523		0
Insurance contract liabilities	835		883
Other liabilities	6,852		6,820
Subordinated notes and debentures	0		0
Equity	126,091		115,160
Total liabilities and equity	1,007,923		981,796
Off-balance sheet commitments
Total off-balance sheet commitments	2,001		1,998
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	365,002		365,305
Credit and liquidity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,761		31,198
Credit and liquidity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	31,442		28,024
Credit and liquidity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	31,959		26,127
Credit and liquidity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,186		24,731
Credit and liquidity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20,492		21,440
Credit and liquidity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	53,728		52,706
Credit and liquidity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	173,913		174,388
Credit and liquidity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,563		4,743
Credit and liquidity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,958		1,948
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,112		4,366
Other commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	178		113
Other commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	118		266
Other commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	233		270
Other commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	322		400
Other commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	286		254
Other commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	931		1,019
Other commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,593		1,591
Other commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	408		403
Other commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	43		50
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,338		1,400
Unconsolidated structured entity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	28		0
Unconsolidated structured entity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	118		0
Unconsolidated structured entity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	806		0
Unconsolidated structured entity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	628		125
Unconsolidated structured entity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	401		766
Unconsolidated structured entity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	357		490
Unconsolidated structured entity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0		19
Unconsolidated structured entity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0		0
Unconsolidated structured entity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 0		$ 0